UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07470

HERITAGE SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEPHEN G. HILL, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

CLIFFORD J. ALEXANDER, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments

Heritage Series Trust - Diversified Growth Fund
Investment Portfolio
July 31, 2007
(unaudited)
			% of net
	Shares	Value	assets
Common stocks
Aerospace/Defense
L-3 Communications Holdings, Inc.	40,575	$3,958,497	2.2%
Apparel
Carter's, Inc.*	82,050	1,736,998	1.0%
Coach, Inc.*	35,360	1,607,466	0.9%
Biotechnology
Celgene Corporation*	51,535	3,120,960	1.8%
Chemicals
CF Industries Holdings Inc.	92,810	5,334,719	3.0%
Commercial services
Corrections Corporation of America*	67,780	1,955,453	1.1%
Global Cash Access Holdings, Inc.*	63,775	871,166	0.5%
Monster Worldwide, Inc.*	64,255	2,498,877	1.4%
Ritchie Brothers Auctioneers Inc.	20,690	1,348,988	0.8%
Computers
FactSet Research Systems Inc.	35,800	2,362,442	1.3%
Cosmetics/Personal care
The Estee Lauder Companies Inc., Class A	40,255	1,812,280	1.0%
Diversified manufacturer
Actuant Corporation, Class A	33,260	2,028,195	1.2%
Danaher Corporation	49,655	3,708,235	2.1%
Electrical components & equipment
General Cable Corporation*	21,720	1,726,740	1.0%
Electronics
Coherent, Inc.*	133,845	3,874,813	2.2%
Dolby Laboratories Inc., Class A*	58,910	1,959,347	1.1%
Thermo Fisher Scientific Inc.*	73,210	3,822,294	2.2%
Entertainment
International Game Technology	116,390	4,110,895	2.3%
Environmental control
Republic Services, Inc.	139,327	4,451,498	2.5%
Financial services
Ameriprise Financial, Inc.	78,870	4,753,495	2.7%
CME Group Inc.	6,143	3,393,731	1.9%
Lazard Ltd., Class A	40,540	1,501,196	0.9%
T. Rowe Price Group, Inc.	58,970	3,074,106	1.7%
TD Ameritrade Holding Corporation*	94,060	1,594,317	0.9%
Food
Smithfield Foods, Inc.*	83,870	2,605,002	1.5%
Healthcare products
Henry Schein, Inc.*	58,350	3,170,739	1.8%
Intuitive Surgical, Inc.*	18,695	3,974,744	2.3%
Mentor Corporation	33,805	1,330,227	0.8%
ResMed Inc.*	39,235	1,686,320	1.0%
The Cooper Companies, Inc.	50,950	2,554,124	1.4%
Iron/Steel
Carpenter Technology Corporation	34,185	4,057,418	2.3%
Lodging
Starwood Hotels & Resorts Worldwide, Inc.	47,225	2,973,286	1.7%
Machinery
Bucyrus International, Inc., Class A	34,655	2,202,672	1.2%
Joy Global Inc.	44,525	2,203,542	1.3%
Metal fabricate/hardware
Kaydon Corporation	33,280	1,770,829	1.0%
Mining
Freeport-McMoRan Copper & Gold Inc.	60,595	5,694,718	3.2%
Miscellaneous manufacturer
Hexcel Corporation*	174,630	3,796,456	2.1%
Oil & gas
Denbury Resources Inc.*	88,555	3,542,200	2.0%
ENSCO International Inc.	43,260	2,641,888	1.5%
Southwestern Energy Company*	44,010	1,788,126	1.0%
Oil & gas services
Oceaneering International Inc.*	81,520	4,578,163	2.6%
Pharmaceuticals
Allergan, Inc.	31,840	1,850,859	1.1%
Express Scripts Inc.*	40,550	2,032,772	1.2%
Medco Health Solutions, Inc.*	23,135	1,880,181	1.1%
Pipelines
Williams Companies, Inc.	121,805	3,928,211	2.2%
Retail
Coldwater Creek Inc.*	89,965	1,771,411	1.0%
GameStop Corporation, Class A*	86,750	3,500,362	2.0%
PetSmart, Inc.	55,740	1,802,074	1.0%
The Cheesecake Factory Inc.*	131,960	3,248,855	1.8%
Urban Outfitters Inc.*	107,065	2,147,724	1.2%
Semiconductors
ASML Holding N.V.*	69,835	2,064,323	1.2%
Intersil Corporation, Class A	112,785	3,298,961	1.9%
MEMC Electronic Materials, Inc.*	31,775	1,948,443	1.1%
Software
Adobe Systems Inc.*	67,675	2,726,626	1.5%
ANSYS, Inc.*	127,170	3,311,507	1.9%
Autodesk, Inc.*	41,715	1,767,465	1.0%
Electronic Arts Inc.*	45,485	2,212,390	1.3%
Global Payments Inc.	109,460	4,093,804	2.3%
Novell, Inc.*	476,775	3,199,160	1.8%
Telecommunications
Amdocs Ltd.*	96,520	3,493,059	2.0%
Toys/Games/Hobbies
Nintendo Co. Ltd., Sponsored ADR	53,505	3,263,805	1.8%
Transportation
Landstar System, Inc.	49,710	2,259,817	1.3%
Total common stocks (cost $142,015,619)		172,978,971	98.1%

Repurchase agreement
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 31, 2007 @
4.95% to be repurchased at $9,008,238 on
August 1, 2007, collateralized by
$9,280,000 United States Treasury Notes,
4.625% due July 31, 2012 (market value
$9,271,300 including interest) (cost $9,007,000)		9,007,000	5.1%

Total investment portfolio (cost $151,022,619) (a)		181,985,971	103.2%
Other assets and liabilities, net,		(5,717,961)	-3.2%
Net assets		$176,268,010	100.0%

____________________

* Non-income producing security.

(a) The aggregate identified cost for federal income tax

purposes is substantially the same. Market value includes

net unrealized appreciation of $30,963,352 which consists

of aggregate gross unrealized appreciation for all

securities in which there is an excess of market value over

tax cost of $34,587,572 and aggregate gross unrealized

depreciation for all securities in which there is an excess

of tax cost over market value of $3,624,220.

ADR - American depository receipt

Heritage Series Trust - Small Cap Stock Fund
Investment Portfolio
July 31, 2007
(unaudited)

			% of net
	Shares	Value	assets
Common stocks
Advertising
Greenfield Online, Inc.*	117,505	$1,908,281	0.4%
Aerospace/Defense
EDO Corporation	133,025	4,396,476	1.0%
Apparel
Carter's, Inc.*	105,045	2,223,803	0.5%
Volcom, Inc.*	146,650	5,203,142	1.2%
Auto parts & equipment
Cooper Tire & Rubber Company	70,450	1,619,646	0.4%
Titan International, Inc.	196,215	5,796,191	1.3%
Banks
Boston Private Financial Holdings, Inc.	37,540	956,895	0.2%
Cadence Financial Corporation	110,736	1,983,282	0.5%
Cardinal Financial Corporation	221,600	2,074,176	0.5%
Signature Bank*	79,400	2,452,666	0.6%
Southwest Bancorp, Inc.	109,775	2,168,056	0.5%
Sterling Bancshares, Inc.	192,750	2,006,528	0.5%
Texas Capital Bancshares, Inc.*	82,550	1,639,443	0.4%
Biotechnology
Charles River Laboratories International, Inc.*	47,725	2,442,566	0.6%
Myriad Genetics, Inc.*	48,960	1,830,125	0.4%
Building materials
Goodman Global, Inc.*	105,160	2,536,459	0.6%
Lennox International Inc.	104,500	4,002,350	0.9%
Texas Industries Inc.	46,925	3,698,159	0.9%
Chemicals
Quaker Chemical Corporation	49,580	1,076,878	0.3%
Terra Industries Inc.*	269,335	6,606,788	1.5%
Zoltek Companies Inc.*	58,030	2,721,607	0.6%
Commercial services
Chemed Corporation	54,300	3,436,104	0.8%
Corrections Corporation of America*	153,794	4,436,957	1.0%
Cross Country Healthcare, Inc.*	199,866	3,271,806	0.8%
Gartner, Inc.*	105,350	2,204,976	0.5%
Global Cash Access Holdings, Inc.*	329,300	4,498,238	1.0%
Interactive Data Corporation	129,818	3,550,522	0.8%
LECG Corporation*	226,710	3,167,139	0.7%
Net 1 UEPS Technologies, Inc.*	87,500	1,997,625	0.5%
On Assignment, Inc.*	335,810	3,368,174	0.8%
The GEO Group, Inc.*	68,880	1,905,221	0.4%
The Providence Service Corporation*	121,750	3,198,372	0.7%
Computers
Electronics for Imaging, Inc.*	96,750	2,540,655	0.6%
FactSet Research Systems Inc.	48,247	3,183,820	0.7%
Mercury Computer Systems, Inc.*	118,650	1,296,844	0.3%
SMART Modular Technologies (WWH), Inc.*	174,775	2,147,985	0.5%
Cosmetics/Personal care
Physicians Formula Holdings, Inc.*	138,897	2,076,510	0.5%
Distribution/Wholesale
MWI Veterinary Supply, Inc.*	28,705	1,110,022	0.3%
Pool Corporation	40,830	1,372,296	0.3%
Diversified manufacturer
Actuant Corporation, Class A	59,505	3,628,615	0.8%
Ameron International Corporation	44,535	4,356,859	1.0%
Electrical components & equipment
Advanced Energy Industries, Inc.*	56,075	993,088	0.2%
Belden, Inc.	67,630	3,704,771	0.9%
General Cable Corporation*	60,195	4,785,502	1.1%
Electronics
Benchmark Electronics, Inc.*	84,500	1,875,900	0.4%
Coherent, Inc.*	175,495	5,080,580	1.2%
Daktronics, Inc.	36,886	784,196	0.2%
Dolby Laboratories Inc., Class A*	78,945	2,625,711	0.6%
Eagle Test Systems, Inc.*	82,605	1,238,249	0.3%
OYO Geospace Corporation*	84,408	6,561,878	1.5%
Sonic Solutions, Inc.*	119,690	1,338,134	0.3%
Engineering & construction
Dycom Industries, Inc.*	118,250	3,305,088	0.8%
Infrasource Services, Inc.*	99,325	3,438,632	0.8%
URS Corporation*	80,775	3,978,976	0.9%
Entertainment
Lions Gate Entertainment Corporation*	195,375	2,147,171	0.5%
Vail Resorts, Inc.*	39,540	2,117,367	0.5%
Environmental control
Waste Connections, Inc.*	165,148	5,119,588	1.2%
Financial services
Advanta Corporation, Class A	49,350	1,159,232	0.3%
Compass Diversified Trust	176,247	2,730,066	0.6%
Cowen Group, Inc.*	134,020	1,924,527	0.5%
Greenhill & Co., Inc.	49,405	2,865,490	0.7%
Investment Technology Group Inc.*	54,530	2,179,019	0.5%
Gas
AGL Resources, Inc.	72,775	2,743,618	0.6%
Healthcare products
American Medical Systems Holdings, Inc.*	229,405	4,193,523	1.0%
Arrow International, Inc.	120,200	5,311,638	1.2%
Cutera, Inc.*	126,365	2,873,540	0.7%
Merit Medical Systems, Inc.*	280,427	3,137,978	0.7%
Respironics, Inc.*	75,820	3,468,765	0.8%
SurModics, Inc.*	54,920	2,519,180	0.6%
Thoratec Corporation*	135,640	2,632,772	0.6%
Vital Images, Inc.*	61,915	1,206,723	0.3%
Healthcare services
AMERIGROUP Corporation*	51,500	1,425,520	0.3%
Amsurg Corporation*	120,365	3,025,976	0.7%
Centene Corporation*	80,840	1,746,952	0.4%
Icon PLC, Sponsored ADR*	62,821	2,938,138	0.7%
Matria Healthcare, Inc.*	95,775	2,473,868	0.6%
Pediatrix Medical Group, Inc.*	53,479	2,885,727	0.7%
Home furnishings
Universal Electronics, Inc.*	200,460	7,064,210	1.6%
Household products
Jarden Corporation*	59,900	2,164,187	0.5%
Insurance
American Equity Investment Life Holding Company	267,850	3,040,098	0.7%
American Safety Insurance Holdings, Ltd.*	52,655	1,142,614	0.3%
Assured Guaranty Ltd.	97,363	2,369,815	0.6%
First Mercury Financial Corporation*	69,150	1,367,787	0.3%
IPC Holdings, Ltd.	89,335	2,216,401	0.5%
Platinum Underwriters Holdings, Ltd.	50,600	1,679,920	0.4%
RAM Holdings, Ltd.*	195,480	2,603,794	0.6%
Internet
1-800-FLOWERS.COM, Inc., Class A*	403,000	3,751,930	0.9%
CNET Networks, Inc.*	378,480	2,849,954	0.7%
Internet Capital Group, Inc.*	126,075	1,439,776	0.3%
SonicWALL, Inc.*	305,122	2,697,278	0.6%
U.S. Auto Parts Network, Inc.*	97,100	859,335	0.2%
Iron/Steel
Claymont Steel Holdings, Inc.*	83,240	1,658,973	0.4%
Machinery
Altra Holdings, Inc.*	66,125	1,127,431	0.3%
Bucyrus International, Inc., Class A	95,012	6,038,963	1.4%
Wabtec Corporation	47,400	1,935,816	0.5%
Machinery-Diversified
Flowserve Corporation	20,600	1,488,762	0.4%
Metal fabricate/hardware
Kaydon Corporation	148,755	7,915,254	1.8%
Northwest Pipe Company*	27,655	929,485	0.2%
Mining
Iamgold Corporation	332,884	2,759,608	0.6%
Miscellaneous manufacturer
Polypore International, Inc.*	78,725	1,448,540	0.3%
Multimedia
Entravision Communications Corporation, Class A*	251,620	2,355,163	0.6%
Oil & gas
Comstock Resources, Inc.*	103,000	2,766,580	0.6%
Edge Petroleum Corporation*	39,785	493,732	0.1%
Goodrich Petroleum Corporation*	98,440	2,962,060	0.7%
Grey Wolf, Inc.*	235,500	1,745,055	0.4%
Rosetta Resources, Inc.*	72,600	1,307,526	0.3%
Oil & gas services
Core Laboratories N.V.*	28,765	3,095,977	0.7%
Dresser-Rand Group, Inc.*	82,200	3,049,620	0.7%
Lufkin Industries, Inc.	24,095	1,426,665	0.3%
Oceaneering International Inc.*	67,900	3,813,264	0.9%
Tetra Technologies, Inc.*	150,050	4,172,890	1.0%
Pharmaceuticals
Animal Health International, Inc.*	86,150	970,049	0.2%
Cubist Pharmaceuticals, Inc.*	131,810	3,039,539	0.7%
Herbalife Ltd.	64,970	2,662,471	0.6%
Printing & publishing
John Wiley & Sons, Inc., Class A	94,075	3,978,432	0.9%
REITs
Annaly Capital Management, Inc.	164,700	2,379,915	0.6%
Deerfield Triarc Capital Corporation	229,767	2,524,572	0.6%
Kite Realty Group Trust	113,328	1,808,715	0.4%
MFA Mortgage Investments, Inc.	314,560	2,208,211	0.5%
Retail
AFC Enterprises, Inc.*	117,400	1,839,658	0.4%
BJ's Restaurants, Inc.*	118,705	2,374,100	0.6%
Build-A-Bear Workshop, Inc.*	144,045	2,880,900	0.7%
Cash America International, Inc.	133,915	4,903,967	1.1%
Genesco Inc.*	33,110	1,673,710	0.4%
Guitar Center, Inc.*	34,600	2,008,530	0.5%
Insight Enterprises, Inc.*	88,400	1,994,304	0.5%
Nu Skin Enterprises, Inc., Class A	141,425	2,194,916	0.5%
Red Robin Gourmet Burgers, Inc.*	61,405	2,368,391	0.6%
School Specialty, Inc.*	128,979	4,442,037	1.0%
Stage Stores, Inc.	93,150	1,661,796	0.4%
Savings & loans
Provident Financial Services, Inc.	100,950	1,423,395	0.3%
Semiconductors
Microsemi Corporation*	82,000	1,911,420	0.4%
Software
ANSYS, Inc.*	165,190	4,301,548	1.0%
Aspen Technology, Inc.*	302,225	3,747,590	0.9%
Avid Technology, Inc.*	169,950	5,455,395	1.3%
Bottomline Technologies, Inc.*	153,200	1,786,312	0.4%
Eclipsys Corporation*	254,915	5,539,303	1.3%
eFunds Corporation*	80,800	2,888,600	0.7%
SPSS, Inc.*	64,750	2,657,340	0.6%
Sybase, Inc.*	82,850	1,965,202	0.5%
The9 Ltd., Sponsored ADR*	78,095	3,826,655	0.9%
Telecommunications
CommScope, Inc.*	87,850	4,781,676	1.1%
EMS Technologies, Inc.*	100,535	2,208,754	0.5%
Ixia*	191,410	1,791,598	0.4%
Premiere Global Services, Inc.*	88,075	1,025,193	0.2%
Sirenza Microdevices, Inc.*	48,475	550,676	0.1%
Switch & Data Facilities Company, Inc.*	87,872	1,388,378	0.3%
Symmetricom, Inc.*	310,300	2,314,838	0.5%
Transportation
Genesee & Wyoming, Inc., Class A*	58,950	1,512,068	0.4%
Quintana Maritime Ltd.	111,900	2,006,368	0.5%
Total common stocks (cost $334,077,427)		407,364,325	94.6%

Investment companies
Apollo Investment Corporation	177,290	3,739,046	0.9%
iShares Russell 2000 Growth Index Fund	20,050	1,643,498	0.4%
iShares Russell 2000 Index Fund	41,575	3,205,432	0.7%
iShares Russell 2000 Value Index Fund	20,650	1,548,337	0.3%
PennantPark Investment Corporation	187,496	2,493,697	0.6%
Total investment companies (cost $13,294,023)		12,630,010	2.9%

Total investment portfolio excluding
repurchase agreement (cost $347,371,450)		419,994,335	97.5%

Repurchase agreement
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 31, 2007 @
4.95% to be repurchased at $14,656,015 on
August 1, 2007, collateralized by
$10,530,000 United States Treasury Bonds,
10.625% due August 15, 2015 (market value
$15,105,323 including interest) (cost $14,654,000)		14,654,000	3.4%

Total investment portfolio (cost $362,025,450)		434,648,335	100.9%
Other assets and liabilities, net,		(3,923,050)	-0.9%
Net assets		$430,725,285	100.0%

____________________

* Non-income producing security.

(a) The aggregate identified cost for federal income tax

purposes is substantially the same. Market value includes

net unrealized appreciation of $72,622,885 which consists

of aggregate gross unrealized appreciation for all

securities in which there is an excess of market value over

tax cost of $94,282,818 and aggregate gross unrealized

depreciation for all securities in which there is an excess

of tax cost over market value of $21,659,933.

ADR - American depository receipt

REIT - Real estate investment trust

Heritage Series Trust - Mid Cap Stock Fund
Investment Portfolio
July 31, 2007
(unaudited)

			% of net
	Shares	Value	assets
Common stocks
Apparel
Liz Claiborne Inc.	489,290	$17,193,651	1.0%
Auto parts & equipment
BorgWarner Inc.	367,305	31,753,517	1.9%
Beverages
Brown-Forman Corporation, Class B	515,820	34,271,081	2.0%
Pepsi Bottling Group Inc.	1,264,193	42,299,898	2.5%
Broadcasting services/programs
Liberty Global Inc., Class C*	1,564,459	62,328,047	3.7%
Chemicals
Albemarle Corporation	637,400	25,642,602	1.5%
Celanese Corporation, Class A	1,692,795	63,479,812	3.8%
Ecolab Inc.	697,540	29,373,409	1.7%
Hercules Inc.	923,765	19,177,361	1.1%
Commercial services
Manpower Inc.	408,690	32,306,944	1.9%
McKesson Corporation	801,915	46,318,610	2.7%
Pharmaceutical Product Development, Inc.	801,980	26,866,330	1.6%
Quanta Services, Inc.*	1,508,425	42,884,523	2.5%
Service Corporation International	1,976,527	23,955,507	1.4%
Computers
Cognizant Technology Solutions, Class A*	535,505	43,365,195	2.6%
DST Systems, Inc.*	392,313	29,764,787	1.8%
Logitech International SA*	776,037	20,720,188	1.2%
Distribution/Wholesale
WW Grainger, Inc.	202,220	17,665,939	1.1%
Diversified manufacturer
Danaher Corporation	509,988	38,085,904	2.2%
Roper Industries Inc.	292,855	17,565,443	1.0%
Electrical components & equipment
AMETEK, Inc.	771,384	30,099,404	1.8%
Electronics
Amphenol Corporation, Class A	1,106,870	37,921,366	2.2%
Dolby Laboratories Inc., Class A*	551,460	18,341,560	1.1%
Varian, Inc.*	111,505	6,705,911	0.4%
Environmental control
Republic Services, Inc.	961,792	30,729,254	1.8%
Financial services
Affiliated Managers Group, Inc.*	364,960	41,240,480	2.4%
AllianceBernstein Holding LP	446,995	37,511,820	2.2%
Discover Financial Services*	1,560,640	35,972,752	2.1%
Food
Campbell Soup Company	807,670	29,746,486	1.8%
Healthcare products
C.R. Bard, Inc.	460,273	36,117,622	2.1%
Dentsply International Inc.	473,290	17,270,352	1.0%
Edwards Lifesciences Corporation*	311,645	14,323,204	0.9%
Steris Corporation	876,685	23,977,335	1.4%
Healthcare services
Lincare Holdings Inc.*	115,710	4,129,690	0.2%
Home builders
Thor Industries, Inc.	896,990	36,794,530	2.2%
Insurance
Aon Corporation	1,367,855	54,768,914	3.3%
Arch Capital Group Ltd.*	594,020	41,379,433	2.5%
Unum Group	673,880	16,375,284	1.0%
Internet
Liberty Media Interactive, Class A*	1,245,911	26,101,835	1.5%
Investment companies
KKR Financial Holdings LLC	907,070	18,812,632	1.1%
Oil & gas
Denbury Resources Inc.*	419,590	16,783,600	1.0%
Range Resources Corporation	230,495	8,560,584	0.5%
Oil & gas services
Dresser-Rand Group, Inc.*	503,485	18,679,294	1.1%
FMC Technologies, Inc.*	129,110	11,816,147	0.7%
Packaging & containers
Greif Inc., Class A	332,690	18,297,950	1.1%
Owens-Illinois Inc.*	538,960	21,547,621	1.3%
Pipelines
Equitable Resources Inc.	488,205	22,999,338	1.4%
Williams Companies, Inc.	576,815	18,602,284	1.1%
Retail
Staples, Inc.	1,735,730	39,956,505	2.4%
TJX Companies, Inc.	922,520	25,599,930	1.5%
Semiconductors
Intersil Corporation, Class A	707,285	20,688,086	1.2%
Software
ANSYS, Inc.*	1,546,365	40,267,345	2.4%
Autodesk, Inc.*	459,715	19,478,125	1.2%
Fiserv, Inc.*	514,110	25,407,316	1.5%
Intuit Inc.*	755,430	21,635,515	1.3%
Novell, Inc.*	1,114,360	7,477,356	0.4%
Telecommunications
Cellcom Israel Ltd.	645,660	16,018,825	1.0%
CommScope, Inc.*	573,250	31,201,998	1.8%
Embarq Corporation	393,295	24,301,698	1.4%
NII Holdings, Inc.*	204,424	17,175,704	1.0%
Transportation
J.B. Hunt Transport Services, Inc.	552,020	15,417,918	0.9%
Total common stocks (cost $1,552,464,800)		1,665,251,751	98.4%

Repurchase agreement
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 31, 2007 @
4.95% to be repurchased at $26,347,622 on
August 1, 2007, collateralized by
$27,135,000 United States Treasury Notes,
4.625% due July 31, 2012 (market value
$27,109,561 including interest) (cost $26,344,000)		26,344,000	1.5%

Total investment portfolio (cost $1,578,808,800) (a)		1,691,595,751	99.9%
Other assets and liabilities, net,		1,274,956	0.1%
Net assets		$1,692,870,707	100.0%
____________________

* Non-income producing security

(a) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $112,786,951 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $144,215,266 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $31,428,315.

Heritage Series Trust - Core Equity Fund Investment Portfolio July 31, 2007 (unaudited)

	Shares	Value	% of net assets

Common stocks
Advertising
Omnicom Group Inc.	128,970	$ 6,689,674	3.2%
Aerospace/Defense
United Technologies Corporation	105,925	7,729,347	3.7%
Banks
Bank of America Corporation	171,925	8,152,684	3.9%
Capital One Financial Corporation	109,080	7,718,501	3.7%
State Street Corporation	61,250	4,105,588	2.0%
Wachovia Corporation	202,935	9,580,561	4.6%
Biotechnology
Genzyme Corporation*	70,200	4,427,514	2.1%
Diversified manufacturer
General Electric Company	286,440	11,102,414	5.3%
Tyco International Ltd.	33,606	1,589,240	0.8%
Electronics
Tyco Electronics Ltd.*	33,606	1,203,776	0.6%
Environmental control
Waste Management, Inc.	177,960	6,767,819	3.2%
Financial services
American Express Company	67,640	3,959,646	1.9%
Citigroup Inc.	151,980	7,077,709	3.4%
Countrywide Financial Corporation	52,690	1,484,277	0.7%
Freddie Mac	93,020	5,327,255	2.5%
Healthcare products
Boston Scientific Corporation*	236,955	3,115,958	1.5%
Covidien Ltd*	33,606	1,376,176	0.7%
Johnson & Johnson	93,450	5,653,725	2.7%
Zimmer Holdings, Inc.*	56,150	4,366,224	2.1%
Household products
Kimberly-Clark Corporation	55,435	3,729,112	1.8%
Insurance
American International Group, Inc.	101,060	6,486,031	3.1%
Multimedia
Viacom Inc., Class B*	96,860	3,709,738	1.8%
Pharmaceuticals
Pfizer Inc.	165,100	3,881,501	1.8%
Wyeth	79,955	3,879,417	1.8%
Retail
CVS/Caremark Corporation	200,460	7,054,187	3.4%
McDonald's Corporation	108,340	5,186,236	2.5%
Wal-Mart Stores, Inc.	59,745	2,745,283	1.3%
Semiconductors
Applied Materials, Inc.	227,675	5,017,957	2.4%
Intel Corporation	307,720	7,268,346	3.5%
Software
Microsoft Corporation	290,925	8,433,916	4.0%
Oracle Corporation*	287,955	5,505,700	2.6%
Telecommunications
Motorola, Inc.	370,010	6,286,470	3.0%
Nokia Corporation, Sponsored ADR	149,765	4,289,270	2.0%
Sprint Nextel Corporation	379,690	7,795,036	3.7%
Transportation
United Parcel Service Inc., Class B	54,810	4,150,211	2.0%
Total common stocks (cost $176,619,829)		186,846,499	89.3%

Repurchase agreement

Repurchase agreement with Fixed Income Clearing Corporation, dated July 31, 2007 @ 4.95% to be repurchased at $17,271,374 on August 1, 2007, collateralized by $17,745,000 United States Treasury Notes, 4.5% due November 30, 2011 (market value $17,781,045 including interest) (cost $17,269,000)

		17,269,000	8.3%

Total investment portfolio (cost $193,888,829) (a)		204,115,499	97.6%
Other assets and liabilities, net,		5,078,526	2.4%
Net assets		$ 209,194,025	100.0%
____________________
* Non-income producing security.

(a) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $10,226,670 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $15,508,824 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $5,282,154.

ADR - American depository receipt

Heritage Series Trust - International Equity Fund
Investment Portfolio
July 31, 2007
(unaudited)

			% of net
	Shares	Value	assets
Common stocks
Australia
BHP Billiton Ltd.	113,115	$3,630,558	1.2%
Brambles Ltd.*	35,529	335,309	0.1%
Fairfax Media Ltd.	39,279	162,503	0.1%
Macquarie Airports Management Ltd.	758,533	2,817,565	0.9%
Newcrest Mining Ltd.	58,858	1,248,564	0.4%
Publishing & Broadcasting Ltd.	9,941	156,795	0.1%
Rio Tinto Ltd.	17,426	1,377,527	0.4%
Austria
CA Immobilien Anlagen AG*	4,095	105,343	0.0%
Erste Bank der Oesterreichischen Sparkassen AG	26,691	2,015,212	0.7%
Flughafen Wien AG	2,492	261,023	0.1%
Immoeast AG*	84,175	1,094,837	0.4%
OMV AG	57,921	3,611,743	1.2%
Raiffeisen International Bank Holding AG	13,835	2,111,344	0.7%
Telekom Austria AG	33,985	827,906	0.3%
Wiener Staedtische Versicherung AG	9,870	697,326	0.2%
Wienerberger AG	14,245	990,287	0.3%
Belgium
Fortis SA/NV	21,565	858,652	0.3%
Groupe Bruxelles Lambert SA	2,296	279,305	0.1%
KBC Ancora	18,858	2,027,992	0.7%
KBC Group NV	18,423	2,401,711	0.8%
Bermuda
Central European Media Enterprises Ltd., Class A*	7,921	732,534	0.2%
Canada
Ivanhoe Mines Ltd.*	133,265	1,925,668	0.6%
Kinross Gold Corporation*	36,413	471,498	0.2%
Potash Corporation of Saskatchewan Inc.	10,305	828,558	0.3%
Chile
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	1,273	208,212	0.1%
China
Beijing Capital International Airport Company Ltd., Class H	1,258,613	2,083,898	0.7%
Weiqiao Textile Company Ltd., Class H	64,933	138,639	0.0%
Wumart Stores Inc., Class H (a)	207,156	144,251	0.1%
Cyprus
AFI Development PLC, 144A, Sponsored GDR*	4,258	40,877	0.0%
Bank of Cyprus Public Company Ltd.	171,248	2,999,211	1.0%
Czech
Komercni Banka, AS	31,876	6,360,059	2.0%
Denmark
ALK-Abello AS	1,395	291,099	0.1%
Carlsberg AS, Class B	1,244	160,576	0.1%
FLSmidth & Co. AS	749	66,271	0.0%
Novo Nordisk AS, Class B	9,020	951,666	0.3%
Rockwool International AS, Class B	739	239,602	0.1%
Royal UNIBREW AS	1,200	161,941	0.1%
Vestas Wind Systems AS*	2,884	191,479	0.1%
Finland
Elisa Oyj	4,288	122,083	0.0%
Fortum Oyj	49,455	1,596,845	0.5%
Kemira Oyj	6,518	140,252	0.1%
Kesko Oyj, Class B	2,396	127,815	0.0%
Nokia Oyj	83,157	2,383,855	0.8%
Nokian Renkaat Oyj	2,793	91,981	0.0%
Orion Oyj, Class B	12,142	320,956	0.1%
Outotec Oyj	2,752	162,940	0.1%
Ramirent Oyj	45,922	1,276,440	0.4%
Sampo Oyj, Class A	23,433	704,314	0.2%
Sanomawsoy Oyj	17,941	577,859	0.2%
Stockmann Oyj Abp, Class B	10,661	493,498	0.2%
Yit Oyj	47,431	1,515,551	0.5%
France
Accor SA	1,904	163,159	0.1%
Aeroports de Paris	15,481	1,744,498	0.6%
Air Liquide	15,670	2,025,887	0.7%
ALSTOM SA	1,846	332,698	0.1%
BNP Paribas	15,881	1,748,808	0.6%
Bouygues	12,797	1,023,910	0.3%
Carrefour SA	4,332	309,603	0.1%
Compagnie de Saint-Gobain	18,392	2,054,049	0.7%
EDF Energies Nouvelles SA	872	57,326	0.0%
Electricite de France	19,734	2,012,889	0.7%
France Telecom SA	47,808	1,286,141	0.4%
Gaz de France	2,692	125,647	0.0%
Havas SA	20,553	114,457	0.0%
Hermes International	1,489	151,154	0.1%
JC Decaux SA	8,582	268,785	0.1%
Lafarge SA	23,021	3,889,837	1.3%
Lagardere SCA	3,485	275,758	0.1%
LVMH Moet Hennessy Louis Vuitton SA	22,778	2,550,937	0.8%
Neuf Cegetel	3,645	144,171	0.1%
Nexity Initiale, SAS	1,670	127,025	0.0%
Pernod-Ricard SA	5,584	1,172,791	0.4%
PPR SA	7,852	1,380,752	0.4%
Remy Cointreau	1,960	143,298	0.1%
Renault SA	3,428	494,578	0.2%
Sanofi-Aventis SA	12,635	1,058,520	0.3%
Societe Generale	8,798	1,509,761	0.5%
Sodexho Alliance SA	1,876	123,716	0.0%
Suez SA*	26,513	1,392,671	0.5%
Thales SA	4,698	269,356	0.1%
TOTAL SA	56,302	4,462,765	1.4%
Veolia Environnement	6,493	482,039	0.2%
Vinci SA	13,637	976,931	0.3%
Vivendi SA	24,954	1,061,256	0.3%
Wendel Investissement	832	149,765	0.1%
Germany
Adidas AG	2,081	126,986	0.0%
Arcandor AG*	10,226	313,936	0.1%
Bilfinger Berger AG	9,550	820,531	0.3%
Commerzbank AG	74,079	3,158,872	1.0%
Continental AG	1,228	176,167	0.1%
DaimlerChrysler AG	22,157	1,995,423	0.6%
Deutsche Bank AG	2,290	311,218	0.1%
Deutsche Boerse AG	5,312	612,574	0.2%
Deutsche Post AG	66,370	1,938,682	0.6%
Deutsche Post AG	1,527	43,886	0.0%
Deutsche Postbank AG	11,615	898,048	0.3%
E.ON AG	15,011	2,373,066	0.8%
Fraport AG Frankfurt Airport Services Worldwide	38,914	2,645,320	0.9%
Fresenius Medical Care AG & Co. KGaA	27,997	1,318,902	0.4%
Fresenius SE	18,211	1,345,805	0.4%
Henkel KGaA	11,525	564,177	0.2%
Hypo Real Estate Holding AG	11,850	725,369	0.2%
IKB Deutsche Industriebank AG	10,330	253,749	0.1%
IVG Immobilien AG	37,671	1,376,095	0.4%
Landesbank Berlin Holding AG	1,566	13,742	0.0%
Merck KGaA	2,408	300,997	0.1%
Metro AG	1,855	143,960	0.1%
MTU Aero Engines Holding AG	2,318	158,146	0.1%
Praktiker Bau-und Heimwerkermaerkte AG	9,792	427,670	0.1%
Puma AG Rudolf Dassler Sport	149	59,872	0.0%
Rheinmetall AG	2,918	259,790	0.1%
Rhoen-Klinikum AG	26,856	771,276	0.3%
RWE AG	5,579	590,450	0.2%
Siemens AG	21,985	2,768,522	0.9%
Greece
Hellenic Telecommunications Organization SA	33,335	1,014,701	0.3%
Marfin Investment Group SA	124,130	1,184,598	0.4%
Hong Kong
Belle International Holdings Ltd.*	127,055	145,166	0.1%
China Merchants Holdings (International) Company Ltd.	391,957	1,908,008	0.6%
Galaxy Entertainment Group Ltd.	367,775	372,016	0.1%
GOME Electrical Appliances Holdings Ltd.	621,366	1,003,698	0.3%
Hutchison Telecommunications International Ltd.	61,549	76,316	0.0%
Melco International Development Ltd.	383,305	553,921	0.2%
Melco PBL Entertainment Macau Ltd., Sponsored ADR*	6,407	84,957	0.0%
Shun Tak Holdings Ltd.	1,175,574	1,822,386	0.6%
Texwinca Holdings Ltd.	97,996	85,077	0.0%
Hungary
Magyar Telekom Telecommunications PLC	320,595	1,658,832	0.5%
MOL Hungarian Oil and Gas	4,631	720,795	0.2%
OTP Bank Ltd.	158,412	9,006,519	2.9%
Richter Gedeon Rt.	4,753	973,539	0.3%
India
State Bank of India, Sponsored GDR	5,623	541,381	0.2%
Indonesia
Semen Gresik Persero Tbk PT	31,811	180,725	0.1%
Italy
Assicurazioni Generali SpA	11,542	453,141	0.2%
Banca CR Firenze	120,513	1,065,026	0.3%
Banca Popolare di Milano Scarl	30,484	438,678	0.1%
Banca Popolare di Sondrio Scarl	6,866	122,386	0.0%
Banco Popolare Scarl*	23,112	572,005	0.2%
Bulgari SpA	18,785	272,274	0.1%
Buzzi Unicem SpA	30,511	942,755	0.3%
Capitalia SpA	121,583	1,144,343	0.4%
Credito Emiliano SpA	23,065	316,111	0.1%
ENI SpA	17,732	621,064	0.2%
Finmeccanica SpA	14,098	423,859	0.1%
Geox SpA	22,809	420,507	0.1%
Impregilo SpA*	30,473	244,590	0.1%
Intesa Sanpaolo SpA (non-voting)	114,096	809,245	0.3%
Luxottica Group SpA	6,151	224,030	0.1%
Telecom Italia SpA	71,714	191,821	0.1%
UniCredito Italiano SpA	92,324	780,674	0.3%
Unione di Banche Italiane ScpA	14,865	366,833	0.1%
Japan
Acom Co., Ltd.	2,800	99,574	0.0%
Aeon Credit Service Company Ltd.	2,968	41,833	0.0%
Aiful Corporation	3,100	77,549	0.0%
Aisin Seiki Co., Ltd.	3,001	118,177	0.0%
Canon Inc.	13,473	711,731	0.2%
Credit Saison Co., Ltd.	2,617	63,697	0.0%
Daihatsu Motor Co., Ltd.	11,000	111,492	0.0%
Daikin Industries, Ltd.	7,600	294,737	0.1%
Daiwa Securities Group Inc.	6,003	63,253	0.0%
Denso Corporation	7,213	269,960	0.1%
Dentsu Inc.	86	218,147	0.1%
East Japan Railway Company	54	398,704	0.1%
Eisai Co., Ltd.	3,800	159,370	0.1%
Fanuc Ltd.	2,300	248,354	0.1%
Fuji Television Network, Inc.	41	82,442	0.0%
Fujitsu Ltd.	16,000	105,454	0.0%
Honda Motor Co., Ltd.	13,720	493,098	0.2%
Hoya Corporation	8,300	262,726	0.1%
IBIDEN Co., Ltd.	1,900	138,282	0.0%
ITOCHU Corporation	8,000	99,847	0.0%
Japan Tobacco Inc.	109	555,292	0.2%
JS Group Corporation	5,594	105,992	0.0%
JSR Corporation	2,913	72,912	0.0%
KDDI Corporation	26	171,982	0.1%
Keyence Corporation	500	106,949	0.0%
Koito Manufacturing Co., Ltd.	9,474	109,883	0.0%
Kubota Corporation	24,491	203,240	0.1%
Kyocera Corporation	3,000	288,390	0.1%
Makita Corporation	2,163	98,671	0.0%
Matsushita Electric Industrial Co., Ltd.	29,853	541,602	0.2%
Mitsubishi Electric Corporation	11,000	117,155	0.0%
Mitsubishi UFJ Financial Group, Inc.	79	838,511	0.3%
Mitsubishi UFJ Securities Co., Ltd.	8,000	85,774	0.0%
Mitsui Fudosan Co., Ltd.	3,129	81,454	0.0%
Mitsui Mining & Smelting Company, Ltd.	2	10	0.0%
Mizuho Financial Group, Inc.	87	611,229	0.2%
NGK Spark Plug Co., Ltd.	13,000	235,052	0.1%
NHK Spring Co., Ltd.	7,562	67,703	0.0%
Nintendo Co., Ltd.	1,101	536,055	0.2%
Nippon Electric Glass Co., Ltd.	17,000	264,681	0.1%
Nippon Telegraph & Telephone Corporation	70	303,756	0.1%
Nissan Motor Co., Ltd.	7,362	77,851	0.0%
Nitto Denko Corporation	8,001	417,851	0.1%
Nomura Holdings, Inc.	5,622	106,625	0.0%
NSK Ltd.	16,000	152,593	0.0%
NTT DoCoMo, Inc.	165	227,755	0.1%
ORIX Corporation	540	129,462	0.0%
Promise Co., Ltd.	2,960	79,403	0.0%
Ricoh Company, Ltd.	16,000	345,763	0.1%
Sapporo Hokuyo Holdings, Inc.	6	64,162	0.0%
Seven & I Holdings Co., Ltd.	3,800	106,249	0.0%
Sharp Corporation	5,000	85,994	0.0%
Sony Corporation	11,086	583,142	0.2%
Stanley Electric Co., Ltd.	12,499	295,220	0.1%
Sumitomo Chemical Company, Ltd.	30,000	223,173	0.1%
Sumitomo Corporation	7,048	135,598	0.0%
Sumitomo Electric Industries, Ltd.	7,400	121,052	0.0%
Sumitomo Metal Industries, Ltd.	13,084	75,618	0.0%
Sumitomo Mitsui Financial Group Inc.	54	487,467	0.2%
Suzuki Motor Corporation	35,500	1,027,668	0.3%
Takata Corporation	2,500	83,217	0.0%
Takeda Pharmaceutical Company, Ltd.	4,800	311,597	0.1%
Takefuji Corporation	2,970	91,886	0.0%
The Bank of Kyoto, Ltd.	7,184	96,443	0.0%
The Bank of Yokohama, Ltd.	14,997	103,946	0.0%
The Sumitomo Trust & Banking Company, Ltd.	11,065	93,309	0.0%
Toppan Printing Co., Ltd.	6,000	64,654	0.0%
Toray Industries Inc.	11,000	87,398	0.0%
Toyota Motor Corporation	20,732	1,247,244	0.4%
Yamada Denki Co., Ltd.	5,620	559,297	0.2%
Yamaha Motor Co., Ltd.	4,201	117,667	0.0%
Yamato Holdings Co., Ltd.	2,564	38,012	0.0%
Yokogawa Electric Corporation	7,801	105,319	0.0%
Luxembourg
Millicom International Cellular SA*	11,552	927,626	0.3%
Mexico
America Movil, SAB de CV, Series L	181,209	543,686	0.2%
America Movil SAB de CV, Series L, Sponsored ADR	3,398	203,472	0.1%
Controladora Comercial Mexicana, SA de CV	48,217	133,199	0.0%
Corporacion Moctezuma, SA de CV	125,501	413,050	0.1%
Desarrolladora Homex, SAB de CV, Sponsored ADR*	2,146	121,292	0.0%
Fomento Economico Mexicano, SA de CV, Sponsored ADR	10,956	405,591	0.1%
Grupo Cementos de Chihuahua SAB de CV	21,355	161,332	0.1%
Grupo Financiero Banorte, SAB de CV	203,880	909,167	0.3%
Grupo Televisa SA, Sponsored ADR	13,604	343,501	0.1%
Urbi Desarrollos Urbanos, SA de CV*	114,674	485,145	0.2%
Netherlands
Heineken NV	4,886	310,535	0.1%
ING Groep NV	34,464	1,460,960	0.5%
Koninklijke Ahold NV	35,685	453,230	0.1%
Koninklijke KPN NV	47,000	727,161	0.2%
Koninklijke Philips Electronics NV	18,719	756,054	0.2%
Koninklijke Vopak NV	3,601	209,314	0.1%
TNT NV	55,620	2,383,231	0.8%
Unilever NV	60,577	1,831,825	0.6%
New Zealand
Auckland International Airport Ltd.	102,045	261,342	0.1%
Norway
DnB NOR ASA	8,784	116,860	0.0%
Marine Harvest ASA*	286,935	358,842	0.1%
Norsk Hydro ASA	35,228	1,357,458	0.4%
Orkla ASA	46,514	886,080	0.3%
Storebrand ASA	8,958	136,023	0.0%
Telenor ASA	36,660	671,477	0.2%
Poland
Bank BPH SA	3,269	1,143,878	0.4%
Bank Handlowy w Warszawie SA	33,396	1,357,812	0.4%
Bank Millenium SA	10,822	50,815	0.0%
Bank Pekao SA	25,218	2,342,208	0.8%
Bank Zachodni WBK SA	16,721	1,653,064	0.5%
BRE Bank SA*	1,862	343,688	0.1%
Budimex SA*	8,720	331,592	0.1%
Cersanit-Krasnystaw SA*	17,773	265,141	0.1%
ING Bank Slaski SA	653	229,299	0.1%
Polish Oil & Gas Co.	73,502	129,626	0.0%
Powszechna Kasa Oszczednosci Bank Polski SA	135,439	2,856,562	0.9%
Telekomunikacja Polska SA	109,015	865,321	0.3%
Portugal
Energias de Portugal, SA	23,575	134,442	0.0%
Jeronimo Martins, SGPS, SA	251,911	1,504,956	0.5%
Romania
Board of Romanian Development Bank-Groupe Societe Generale	33,800	401,787	0.1%
SNP Petrom SA	98,316	23,459	0.0%
Socep Constanta	465,000	64,152	0.0%
Russia
Bank VTB OAO, 144A, Sponsored GDR*	62,625	666,956	0.2%
CTC Media, Inc.*	19,045	465,269	0.1%
JSC MMC Norilsk Nickel, Sponsored ADR	7,160	1,700,500	0.5%
LUKOIL, Sponsored ADR	5,012	403,466	0.1%
OAO Gazprom, Sponsored ADR	60,441	2,629,184	0.8%
OAO Novatek, 144A, Sponsored GDR	11,542	600,184	0.2%
OAO Rosneft Oil Company, Sponsored GDR	191,247	1,598,120	0.5%
OJSC Pharmstandard, 144A, Sponsored GDR*	33,802	570,916	0.2%
Polyus Gold Mining Co., Sponsored ADR	12,612	493,129	0.2%
Sistema-Hals, 144A, Sponsored GDR*	21,005	263,823	0.1%
Unified Energy System, Sponsored GDR	15,906	2,173,465	0.7%
Uralsvyazinform, Sponsored ADR	18,733	223,672	0.1%
Wimm-Bill-Dann Foods, Sponsored ADR	9,535	896,290	0.3%
X 5 Retail Group NV, Sponsored GDR*	4,891	150,508	0.1%
South Africa
Mondi Ltd.	3,405	29,396	0.0%
South Korea
Hyundai Motor Company	2,870	252,386	0.1%
NHN Corporation	561	102,972	0.0%
Samsung Electronics Co., Ltd.	1,961	1,290,954	0.4%
Spain
Corporacion Mapfre, SA	110,757	513,954	0.2%
Gamesa Corporacion Technologica SA	5,163	208,587	0.1%
Inditex SA	10,788	648,110	0.2%
Telefonica SA	47,221	1,104,832	0.4%
Sweden
Getinge AB, Class B	12,254	271,506	0.1%
Hennes & Mauritz AB, Class B	10,184	591,065	0.2%
Modern Times Group AB, Class B	12,413	764,316	0.2%
Nordea Bank AB	96,499	1,555,753	0.5%
OMX AB	10,068	311,435	0.1%
Skandinaviska Enskilda Banken AB, Class A	63,817	2,184,124	0.7%
Skanska AB, Class B	38,512	828,172	0.3%
Svenska Cellulosa AB, B Shares	18,267	324,182	0.1%
Swedbank AB, Class A*	61,950	2,276,061	0.7%
Telefonaktiebolaget LM Ericsson, Class B	81,109	304,863	0.1%
TeliaSonera AB	29,792	226,407	0.1%
Switzerland
Adecco SA	2,748	190,321	0.1%
BKW FMB Energie AG	1,009	104,896	0.0%
Compagnie Financiere Richemont SA, Class A	34,012	2,130,719	0.7%
Credit Suisse Group	11,487	749,542	0.2%
Flughafen Zuerich AG	1,903	820,676	0.3%
Givaudan SA	246	230,321	0.1%
Holcim Ltd.	27,721	2,940,121	0.9%
Nestle SA	14,138	5,399,460	1.7%
Novartis AG	44,041	2,378,287	0.8%
Roche Holding AG	15,954	2,824,413	0.9%
SGS SA	498	601,724	0.2%
Syngenta AG	1,411	266,279	0.1%
The Swatch Group AG	6,474	1,945,900	0.6%
UBS AG	5,218	289,378	0.1%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	9,321	94,608	0.0%
Thailand
Bangkok Bank PCL, NVDR	39,662	149,122	0.0%
Turkey
Dogan Sirketler Grubu Holding AS*	380,534	833,569	0.3%
Haci Omer Sabanci Holding AS	60,885	339,137	0.1%
Turkiye Garanti Bankasi AS	155,196	1,063,030	0.3%
Turkiye Is Bankasi AS, Class C	172,944	949,298	0.3%
United States
News Corporation, Class B	61,593	1,395,697	0.4%
Ukraine
Raiffeisen Bank Aval	322,358	75,072	0.0%
Ukrnafta*	7,557	725,109	0.2%
Ukrnafta, Sponsored ADR*	58	33,207	0.0%
UkrTelecom*	5,916,954	1,354,305	0.4%
UkrTelecom, Sponsored GDR*	9,912	118,687	0.0%
United Kingdom
Aegis Group PLC	88,711	225,752	0.1%
Amec PLC	14,105	180,111	0.1%
Anglo American PLC	30,985	1,782,398	0.6%
Arriva PLC	8,690	138,552	0.0%
BAE Systems PLC	34,566	292,686	0.1%
BHP Billiton PLC	58,743	1,735,713	0.6%
BP PLC	23,551	274,095	0.1%
Burberry Group PLC	39,693	507,389	0.2%
Compass Group PLC	218,807	1,479,217	0.5%
Diageo PLC	140,773	2,874,876	0.9%
FirstGroup PLC	10,739	136,820	0.0%
GlaxoSmithKline PLC	95,779	2,447,446	0.8%
Go-Ahead Group PLC	3,148	176,754	0.1%
Group 4 Securicor PLC	32,096	139,935	0.0%
Intertek Group PLC	24,328	482,461	0.2%
Kingfisher PLC	24,259	104,911	0.0%
Mondi PLC	8,512	74,828	0.0%
National Express Group PLC	5,928	136,397	0.0%
Peter Hambro Mining PLC*	14,808	286,606	0.1%
Prudential PLC	30,691	420,495	0.1%
QinetiQ PLC	62,289	219,058	0.1%
Reckitt Benckiser PLC	26,643	1,429,948	0.5%
Rentokil Initial PLC	54,558	171,530	0.1%
Rio Tinto PLC	13,234	957,457	0.3%
Rolls-Royce Group PLC	80,516	825,250	0.3%
SABMiller PLC	11,072	285,644	0.1%
Scottish & Newcastle PLC	31,093	374,043	0.1%
Smith & Nephew PLC	192,586	2,289,017	0.7%
Smiths Group PLC	4,356	92,530	0.0%
Stagecoach Group PLC	27,142	114,570	0.0%
Tesco PLC	181,553	1,494,367	0.5%
Vodafone Group PLC	1,537,410	4,676,132	1.5%
William Hill PLC	41,427	503,213	0.2%
Wolseley PLC	9,487	206,858	0.1%
WPP Group PLC	58,060	833,910	0.3%
Total common stocks (cost $221,417,385)		277,303,090	89.0%

Warrants
India
Calyon Financial Products Ltd./Bharti Airtel Ltd., 144A, 05/31/10*	66,625	1,481,794	0.5%
Calyon Financial Products Ltd./State Bank of India, 144A, 05/13/10*	80,950	3,887,423	1.2%
Citigroup Global Markets Holdings/Idea Celluar Ltd., 01/17/12*	53,985	173,255	0.1%
Citigroup Global Markets Holdings/State Bank of India, 01/19/09	28,770	1,315,562	0.4%
Citigroup Global Markets Holdings/Suzlon Energy Ltd., 01/20/10	3,872	121,463	0.0%
ICICI Bank Ltd., Zero Coupon, 11/19/08	12,322	280,993	0.1%
Russia
UBS AG London Branch/Sberbank, 144A, 09/01/07	655	2,650,367	0.9%
Total warrants (cost $5,938,268)		9,910,857	3.2%

Preferred stocks
Brazil
Companhia Vale do Rio Doce	37,551	1,590,821	0.5%
Germany
Henkel KGaA	5,459	295,228	0.1%
ProSiebenSat.1 Media AG	13,175	476,987	0.2%
Total preferred stocks (cost $2,150,103)		2,363,036	0.8%

Investment companies
British Virgin Islands
RenShares Utilities Ltd., Class RenGen*	52,051	192,589	0.1%
France
Eurazeo	2,973	417,977	0.1%
Lyxor ETF CAC 40	36,136	2,882,050	0.9%
Ireland
iShares Dow Jones Euro STOXX 50	68,575	4,035,357	1.3%
Luxembourg
Citigroup Global Markets Holdings/Banking Index Benchmark Exchange Traded Scheme - Bank BeES, 144A, 01/20/10 *	185,158	3,155,832	1.0%
Citigroup Global Markets Holdings/Canara Bank, 144A, 01/19/09 *	101,145	715,811	0.2%
Romania
Societatea de Investitii Financiare/Banat-Crisana SA (SIF 1)	71,000	124,751	0.1%
Societatea de Investitii Financiare/Moldova SA (SIF 2)	77,000	121,931	0.1%
Societatea de Investitii Financiare/Muntenia SA (SIF 4)	53,500	62,436	0.0%
Societatea de Investitii Financiare/Oltenia Craiova (SIF 5)	41,000	78,976	0.0%
Societatea de Investitii Financiare/Transilvania SA (SIF 3)	58,000	67,688	0.0%
United States
KKR Private Equity Investors LLP	82,706	1,659,251	0.5%
Total investment companies (cost $12,547,221)		13,514,649	4.3%

Government issued securities
Bulgaria
Republic of Bulgaria Compensation Notes*	33,115	10,738	0.0%
Republic of Bulgaria Housing Compensation Notes*	13,665	3,929	0.0%
Republic of Bulgaria Registered Compensation Vouchers*	20,024	5,641	0.0%
Total government issued securities (cost $29,438)		20,308	0.0%
Total investment portfolio excluding
repurchase agreement (cost $242,082,415)		303,111,940	97.3%

Repurchase agreement
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 31, 2007 @
4.95% to be repurchased at $2,382,328 on
August 1, 2007, collateralized by
$2,450,000 United States Treasury Notes,
4.5% due November 30, 2011 (market value
$2,458,177 including interest) (cost $2,382,000)		2,382,000	0.8%

Total investment portfolio (cost $244,464,415) (b)		305,493,940	98.1%
Other assets and liabilities, net,		6,033,443	1.9%
Net assets		$311,527,383	100.0%

____________________

* Non-income producing security.

(a) Illiquid security. At July 31, 2007, these securities aggregated $144,251 or 0.1% of the net assets of the Fund.

(b) The aggregate identified cost for federal income tax

purposes is substantially the same. Market value includes

net unrealized appreciation of $61,029,525 which consists

of aggregate gross unrealized appreciation for all

securities in which there is an excess of market value over

tax cost of $64,433,992 and aggregate gross unrealized

depreciation for all securities in which there is an excess

of tax cost over market value of $3,404,467.

ADR - American depository receipt

GDR - Global depository receipt

NVDR - Non-voting depository receipt

144A - 144A securities are issued pursuant to Rule 144A of the Securities Act of

1933.  Most of these are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and all may be resold as transactions exempt from registration to qualified institutional buyers.

At July 31, 2007, these securities aggregated $14,033,983 or 4.5% of the net assets of the Fund.

Heritage Series Trust - International Equity Fund
Forward Foreign Currency Contracts Outstanding
July 31, 2007
(unaudited)
Contract to deliver		In exchange for		Delivery date	Unrealized depreciation

HUF	230,979,259	USD	1,237,499	8/22/07	(22,554)
TRY	826,410	USD	615,438	9/21/07	(21,245)
CZK	25,433,329	USD	1,198,634	9/24/07	(49,402)
				Net unrealized depreciation	(93,201)

CZK -- Czech Koruna
HUF -- Hungarian Forint
TRY -- New Turkish Lira
USD -- United States Dollar

NOTE 1 | Organization and investment objective Heritage Series Trust (the “Trust”) is organized as a separate Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust offers shares in one or more series (each, a “Fund” and collectively the “Funds”) and is advised by Heritage Asset Management, Inc. (the “Manager” or “Heritage”).

The Trust presently offers shares in five series: 1) the Core Equity Fund which seeks long-term growth through capital appreciation; 2) the Diversified Growth Fund which seeks long-term capital appreciation; 3) the International Equity Fund which seeks capital appreciation principally through investment in a portfolio of international equity securities; 4) the Mid Cap Stock Fund which seeks long-term capital appreciation; 5) the Small Cap Stock Fund which seeks long-term capital appreciation.

Class offerings The Trust currently offers Class A and Class C shares to the public. Additionally, each Fund except the International Equity Fund is authorized to offer Class I, Class R-3 and Class R-5 shares to qualified buyers.

•

In each of the Funds, Class A shares are sold at a maximum front-end sales charge of 4.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of 1% of the lower of net asset value or purchase price if redeemed within 18 months of purchase.

•

Class C shares are sold subject to a CDSC of 1% of the lower of net asset value or purchase price if redeemed prior to one year of purchase.

•

Class I, Class R-3 and Class R-5 shares are each sold without a front-end sales charge or a CDSC to qualified buyers. As of the quarter period ended July 31, 2007, there were no shares issued in Class R-3 for the Core Equity Fund or Diversified Growth Fund nor were there shares issued in Class R-5 for the Diversified Growth Fund.

•

An additional class of shares outstanding in the Trust, Class B shares, is no longer available for purchase. On March 30, 2007, all remaining Class B shares converted over to Class A shares. The conversion from Class B shares was not a taxable event and all shareholders, as of the conversion date, were not charged a CDSC. After the conversion, there were no Class B shares outstanding in the Trust.

NOTE 2 | Significant accounting policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The price of each Fund’s shares is based on the Fund’s net asset value per share. Each Fund determines the net asset value of its shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the customary trading session (typically 4:00 ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the Fund is priced, Heritage is not required to revalue the Fund.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of net asset value.

Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Board of Trustees. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Boards of Trustees. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Board of Trustees. Pursuant to the Procedures, the Board of Trustees have delegated the day-to-day responsibility for applying and administering the Procedures to a Valuation Committee comprised of associates from Heritage, the manager and administrator for the Funds. The composition of this Valuation Committee may change from time to time. There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•

Domestic exchange traded equity securities Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Heritage will value the security at fair value in good faith using the Procedures.

•

Foreign securities If market quotations from a pricing source are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Heritage relies on a screening process from a fair valuation vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not reliable and does not reflect the current market value as of the close of the NYSE. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may also fair value a security if certain events occur between the time trading ends on a particular securi ty and the time of the Fund’s net asset value calculation. The Fund may fair value the particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that Heritage determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

•

Short-term securities The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Foreign currency transactions The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. Each Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

Forward foreign currency contracts Each of the Funds except the Small Cap Stock Fund is authorized to enter into forward foreign currency contracts. Forward foreign currency contracts are valued at the contractual forward rate and are marked-to-market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, the gain or loss is realized. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts.

Real estate investment trusts (“REITs”) There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Repurchase agreements Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, each Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Expenses Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage Mutual Funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class. Other expenses of each Fund are allocated to each class of shares based upon their relative percentage of net assets. The Funds have entered into an arrangement with the custodian whereby each Fund receives credits on uninvested cash balances which are used to offset a portion of each Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statements of Operations.

Class allocations Each class of shares has equal rights to earnings and assets except that each class may bear different expense for distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains In each of the Funds, distributions of net investment income are made annually. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

Item 2. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Series Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)

Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE SERIES TRUST

Date:

September 28, 2007

/s/ Mathew J. Calabro

Mathew J. Calabro

Principal Executive Officer

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:

September 28, 2007

/s/ Mathew J. Calabro

Mathew J. Calabro

Principal Executive Officer

Date:

September 28, 2007

/s/ Andrea N. Mullins

Andrea N. Mullins

Principal Financial Officer